INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 18 – INCOME TAXES

The Company accounts for income taxes in accordance with authoritative guidance, which requires the use of the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based upon the difference between the consolidated financial statement carrying amounts and the tax basis of assets and liabilities and are measured using the enacted tax rate expected to apply to taxable income in the years in which the differences are expected to be reversed.

Income/(loss) before provision for income taxes consisted of the following:

	Year ended December 31, 2024	Period from March 16, 2023 (inception) through December 31, 2023
United States	$(23,753,863)	$(3,793,585)

The federal and state income tax provision (benefit) is summarized as follows:

	Year ended December 31, 2024	Period from March 16, 2023 (inception) through December 31, 2023
Current
Federal	$-	$-
State*	-	-
Other	-	-
Total current tax expense	-	-

Deferred
Federal	-	-
State	-	-
Other	-	-
Total deferred tax expense	-	-

Total tax expense	$-	$-

*	Immaterial amounts

The Company had no income tax expense for the year ended December 31, 2024, and for the period from March 16, 2023 (inception) through December 31, 2023.

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The tax effects of significant items comprising the Company’s deferred taxes as of December 31 are as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Start-up expenses	$2,469,389	$524,208
Land development costs	-	52,584
Net operating loss	2,442,165	1,715
Accruals and other	696	137
Stock based compensation	1,623,724	-
Accrued bonuses	289,460	-
Bridge loan discount	375,240	-
Total deferred tax assets	7,200,674	578,644

Deferred tax liabilities:
Fixed assets	(495)	-
Total deferred tax liabilities	(495)	-

Valuation allowance	(7,200,179)	(578,644)
Net deferred taxes	$-	$-

ASC 740 requires that the tax benefit of net operating losses, temporary differences and credit carry forwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carry forward period. Because of the Company’s recent history of operating losses, management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not likely to be realized and, accordingly, has provided a valuation allowance.

The valuation allowance increased by $6,621,535 during the year ended December 31, 2024, and $578,644 during the period from March 16, 2023 (inception) through December 31, 2023.

Net operating losses and tax credit carryforwards as of the Financial Statement Date December 31, 2024, are as follows:

	Amount	Expiration Years

Net operating losses, federal (Post December 31, 2017)	$10,985,067	Do Not Expire
Net operating losses, state	4,225,813	-

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	Year ended December 31, 2024	Period from March 16, 2023 (inception) through December 31, 2023

Statutory rate	21.00%	21.00%
State tax	1.44%	0.74%
SPAC exploration expenses	-	-2.49%
SAFE note expenses	-0.84%	-3.76%
Change in valuation allowance	-25.77%	-15.25%
Start up costs	8.06%	-
Other	-1.20%	-0.24%
Earn out shares value adjustment	3.60%	-
Success based fees	2.78%	-
Stock based compensation	-2.37%	-
IPO related finance charge	-6.70%	-
Total	-	-

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows (in dollars):

	Year ended December 31, 2024	Period from March 16, 2023 (inception) through December 31, 2023

Statutory rate	$(4,988,311)	$(796,653)
State tax	(343,105)	(28,171)
SPAC exploration expenses	-	94,524
SAFE note expenses	200,550	142,485
Change in valuation allowance	6,122,057	578,644
Start up costs	(1,914,151)	-
Other	285,233	9,171
Earn out shares value adjustment	(856,002)	-
Success based fees	(661,500)	-
Stock based compensation	563,884	-
IPO related finance charge	1,591,345	-
Total	$-	$-

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS